STOCKHOLDERS' EQUITY (DEFICIT) (Schedule of stock option activity) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares
Stock options outstanding, beginning of period	3,680,000	600,000
Issued	3,957,500	3,080,000
Exercised	(1,000,000)
Expired
Stock options outstanding, end of period	6,637,500	3,680,000	600,000
Weighted Average Exercise Price
Stock options outstanding, beginning of period	$ 0.28	$ 0.70
Issued		0.20
Exercised
Expired
Stock options outstanding, end of period		$ 0.28	$ 0.70
Stock options exercisable, end of period	$ 0.57
Weighted Average Remaining Life (Years)
Stock options outstanding, beginning of period	10 years	8 years 1 month 2 days	9 years 9 months 18 days
Stock options Issued, end of period		10 years
Stock options exercisable, end of period	8 years 8 months 12 days